Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	$ 33,341	$ 31,876
Accumulated Depreciation	11,922	11,345
Construction in Progress	1,129	887
Total	22,548	21,418
Transmission [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	18,213	17,454
Accumulated Depreciation	5,989	5,714
Construction in Progress	876	711
Total	13,100	12,451
Distribution [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	11,544	10,991
Accumulated Depreciation	3,949	3,747
Construction in Progress	101	85
Total	7,696	7,329
Communication [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	1,184	1,151
Accumulated Depreciation	945	876
Construction in Progress	39	38
Total	278	313
Administration and Service [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	1,729	1,617
Accumulated Depreciation	959	931
Construction in Progress	113	53
Total	883	739
Easements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	671	663
Accumulated Depreciation	80	77
Construction in Progress	0	0
Total	$ 591	$ 586